SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The Company has various long-term incentive programs which are designed to align the interest of the shareholders and key employees in order to increase the value of the Company in the long-term, and to commit key employees to the Company.
Share-based payment expense, which is classified as selling, general, and administrative expenses on the consolidated statement of income and loss and comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2025	2024	2023
Restricted and performance share units	$29.1	$12.1	$—
Equity-settled share options	8.1	7.4	10.7
Cash-settled awards	—	1.8	35.3
Total	$37.2	$21.3	$46.0
Employee Stock Ownership Plan 2019 and 2023
The Board established the 2019 ESOP and 2023 ESOP, on November 27, 2019, and January 20, 2023, respectively. The maximum number of options that may be granted under the 2019 ESOP and 2023 ESOP is 3.0% and 1.2% , respectively, of all of the Company’s issued and outstanding shares on a fully diluted basis with shares subject to options that were forfeited without being exercised again becoming available pursuant to both plans. No additional options will be granted under these plans following completion of our IPO.
Share options granted under the 2019 ESOP and 2023 ESOP plans are eligible for vesting upon the later of satisfaction of vesting conditions set out in an award agreement, and an exit event (a public offering of the shares of the Company or a sale of a controlling majority of the shares in the Company or Amer Sports Corporation or any of its holding companies or the sale of the majority of the business assets of the Company) (the “exit event”). Management deemed the exit event, the public offering of the shares of the Company, probable on December 28, 2023, and the IPO closed on February 5, 2024.
In addition to an exit event, which is a non-market performance condition, 35% of the options granted are time-vested, which vest ratably over five years for the 2019 ESOP and three years for the 2023 ESOP, and 65% of the options granted contain market and non-market performance conditions based on Group and/or Brand performance.
The Company started recognizing share-based payment expenses for equity-settled awards and cash-settled awards during the fourth quarter of the fiscal year ended December 31, 2023, as management deemed the public offering of the shares of the Company probable on December 28, 2023. The expenses were booked against Other reserves for the equity-settled awards and against Other current liabilities and Other non-current liabilities for the cash-settled awards, which reflected the vesting through the date the awards became probable of being earned. Upon option exercise, the associated expense is reclassified from Other Reserves to Share Capital and Share Premium.
Prior to the vesting of the option awards under the 2019 ESOP and 2023 ESOP plans, the Company made modifications of the terms of the awards.
On December 28, 2023, the Company modified certain stock options under the 2019 ESOP and 2023 ESOP plans to increase the exercise price, with cash compensation payable upon vesting. For cash-settled awards, the modified terms have been reflected in the remeasurement of the liability as of December 31, 2023. On January 4, 2024, the exercise price currency of all options was converted from EUR to USD. On January 22, 2024, the Company removed the choice of settlement between cash and equity for certain employees. Thus, those options will be settled in equity instruments of the Company. On January 29, 2024, certain options granted with Group performance vesting conditions were modified to lower the threshold for vesting of certain options upon IPO.
The incremental fair value of the modified options at the dates of the modifications was determined based on a Monte Carlo simulation model. Subsequent to the modifications above, all awards under the 2019 and 2023 ESOP plans are equity settled, except for the cash compensation payable upon vesting for Group awards. For equity-settled awards, the incremental compensation cost will be recognized as an expense over the remaining vesting period, starting from the modification date. For cash-settled awards, the modified terms were reflected in the remeasurement of the liability as of December 31, 2024.
The number and weighted-average exercise prices of share options under the 2019 ESOP and 2023 ESOP were as follows:

2019 & 2023 ESOP:	2025		2024		2023
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD) (1) (2)	Number of options	Weighted average exercise price (USD) (1) (2)
Outstanding at January 1st	12,707,243	$10.02	14,911,455	$9.56	9,640,694	$9.16
Granted during the year	—	—	—	—	5,309,094	10.30
Forfeited during the year	(201,148)	9.48	(780,114)	11.03	(38,333)	10.55
Exercised during the year	(3,631,101)	10.14	(1,424,098)	8.48	—	—
Outstanding at December 31st	8,874,994	9.98	12,707,243	10.02	14,911,455	9.56
Exercisable at December 31st	4,505,505	$9.90	8,299,943	$9.74	—	$—
__________________________________________________
(1)Immediately prior to the completion of the IPO, the Company effected a 3.3269-for-1 share split of its ordinary shares (the “Share Split”). The number of options and weighted average exercise prices in the table above have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the Share Split. Refer to Note 18. Shareholders’ Equity for additional information.
(2)As a result of the change in currency of the exercise price, management converted the weighted average exercise price from EUR to USD for the years ended December 31, 2024 and 2023, respectively, to maintain the comparability of the disclosure.
The options outstanding had a remaining contractual life of 4 years, 5 years, and 6 years as of December 31, 2025, 2024, and 2023, respectively. Options granted under the 2019 ESOP and 2023 ESOP expire on November 27, 2029 and December 31, 2029, respectively.
Fair value of options granted and modified
The fair value of the options has been measured using a Monte Carlo simulation model. Service and non-market performance conditions attached to the options were not taken into account in measuring fair value. The market performance condition was taken into account in measuring fair value. Equity-settled awards are measured on the grant date while cash-settled awards are remeasured until settlement. There were no modifications or remeasurements of the awards in 2025.
The inputs used in the measurement of the fair values of equity-settled awards at the respective modification dates and the re-measurement of the fair values of cash-settled awards as of December 31, 2024 were as follows:

ESOP 2019 & 2023 Plans	Equity-settled awards	Cash-settled awards
	Fair value at re-measurement dates:	Remeasured fair value at December 31, 2024
Cash compensation payable of group performance-based options	N/A	$0.22 - $4.92
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise price	$7.70 - $14.19	N/A
Expected volatility	39.8% - 44.4%	42.2%
Expected life	1.03 - 5.19 years	0.09 - 1.75 years
Expected dividends	—%	—%
Risk-fee interest rate	4.0% - 4.8%	4.6%
The inputs used in the measurement of the fair values of equity-settled awards as at respective grant dates and the re-measurement of the fair values of cash- settled awards as of December 31, 2023 were as follows:

ESOP 2019 & 2023 Plans (1) (2)	Equity-settled awards		Cash-settled awards
	Fair value at grant dates (EUR):	Fair value at grant dates (USD):	Remeasured fair value at period end dates (EUR):	Remeasured fair value at period end dates (USD):
Time vested options	€5.50 - €8.37	$6.07 - $9.25	€6.55 - €10.75	$7.24 - $11.87
Brand performance-based options	€5.13 - €6.87	$5.67 - $7.59	€5.61 - €10.98	$6.20 - $12.14
Group performance-based options	€1.74 - €3.23	$1.92 - $3.57	€7.38 - €7.51	$8.15 - $8.29
Fair value of underlying share at measurement dates	€12.40 - €14.02	$13.70 - $15.49	€17.13	$18.93
Exercise price	€7.09 - €9.68	$7.84 - $10.69	€7.09 - €12.92	$7.74 - $14.11
Expected volatility	40.3% - 45.5%	40.3% - 45.5%	40.0% - 44.0%	40.0% - 44.0%
Expected life	1.63 - 6.00 years	1.63 - 6.00 years	1.25 - 4.25 years	1.25 - 4.25 years
Expected dividends	—%	—%	—%	—%
Risk-free interest rate	2.3% - 3.2%	2.3% - 3.2%	2.0% - 2.9%	2.0% - 2.9%
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(1)Immediately prior to the completion of the IPO, the Company effected the Share Split. The share values in the table above have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the Share Split. Refer to Note 18. Shareholders’ Equity for additional information.
(2)On January 4, 2024, the exercise price currency of all options was converted from EUR to USD. The fair value inputs previously reported in EUR were converted to USD using the exchange rate on the date of the original grant (for the exercise price) or the rate as of December 31 of the disclosed period (for all other inputs disclosed in EUR) for purposes of comparability with current year information.
Due to the limited history of the company’s publicly traded shares, expected volatility has been based on the historical volatility of the comparable companies’ share price, particularly over the historical period commensurate with the expected life of the options.
Amer Sports, Inc. 2024 Omnibus Incentive Plan
On January 31, 2024, the Board approved the Omnibus Incentive Plan which provides for share options, (including incentive stock options and nonqualified stock options), share appreciation rights, restricted shares, RSUs, performance awards, other cash-based awards and other share-based awards. The maximum number of shares originally authorized for issuance upon the exercise of incentive share options under the Omnibus Incentive Plan is 39,159,968. As of December 31, 2025, the total number of shares available for issuance upon the exercise of incentive share options under the Omnibus Incentive Plan is 36,745,289.
The Company made grants of RSUs that generally vest ratably over a period of three years, subject to continued employment of the recipients. The Company also made grants of PSUs, which generally vest at the end of a three-year period, subject to continued employment and the achievement of certain revenue and Adjusted EBITDA targets. The associated expense is recorded in Other reserves for the restricted and performance share units over the vesting period of the award; upon vesting, the associated expense is reclassified from Other Reserves to Share Capital and Share Premium.
Fair value of units granted
The fair value of the RSUs and PSUs has been measured as the closing market stock price on the grant date.
The following table summarizes the activity in RSUs and PSUs for employees and non-employee directors during the years ended December 31, 2025 and December 31, 2024:

	2025				2024
	RSUs		PSUs		RSUs		PSUs
	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,018,974	$13.63	1,888,821	$14.55	—	$—	—	$—
Granted during the year	732,553	27.69	1,208,391	27.32	1,101,085	13.63	2,012,596	14.55
Vested during the year	(380,949)	13.84	(24,141)	15.37	(21,079)	13.64	(16,412)	14.55
Forfeited during the year	(98,989)	18.74	(202,986)	18.82	(61,032)	13.64	(107,363)	14.55
Outstanding at December 31,	1,271,589	$21.27	2,870,085	$19.62	1,018,974	$13.63	1,888,821	$14.55